Impairments	12 Months Ended
Dec. 31, 2019
Impairment Of Long Lived Assets [Abstract]
Impairments
Note 9—Impairments
During 2019, 2018 and 2017, we recognized the

following before-tax impairment charges:
Millions of Dollars
2019 2018 2017
Alaska $ - 20 180
Lower 48 402 63 3,969
Canada 2 9 22
Europe, Middle East and North Africa 1 (79) 46
Asia Pacific - 14 2,384
$ 405 27 6,601
2019

In the Lower 48, we recorded impairments of $ 402

million, primarily related to developed

properties in our
Niobrara asset which were written down to fair value

less costs to sell.

See Note 5—Asset Acquisitions and
Dispositions, for additional information on this disposition.

The charges discussed below, within this section, are included in the “Exploration expenses”

line on our
consolidated income statement and are not reflected

in the table above.

In our Lower 48 segment, we recorded a before-tax impairment of $
141

million for the associated carrying
value of capitalized undeveloped leasehold costs due

to our decision to discontinue exploration activities
related to our Central Louisiana Austin Chalk acreage.

2018

In Alaska, we recorded impairments of $ 20

million primarily due to cancelled projects.

In the Lower 48, we recorded impairments of $ 63

million, primarily related to developed

properties in our
Barnett asset which were written down to fair value less

costs to sell, partly offset by a revision to reflect
finalized proceeds on a separate transaction.

In our Europe, Middle East and North Africa segment, we

recorded a credit to impairment of $
79

million,
primarily due to decreased ARO estimates on fields in the

U.K. which have ceased production and were
impaired in prior years, partly offset by an increased ARO

estimate on a field in Norway which has ceased
production.

2017

In Alaska, we recorded impairments of $ 180

million primarily for the associated PP&E

carrying value of our
small interest in the Point Thomson unit.

In the Lower 48, we recorded impairments of $ 3,969

million primarily due to certain developed

properties
which were written down to fair value less costs to sell.

See Note 5—Asset Acquisitions and Dispositions,

for
additional information on our dispositions.

In Canada, we recorded impairments of $ 22

million primarily due to cancelled projects.

In Europe, Middle East and North Africa, we recorded impairments of $
46

million primarily due to reduced
volume forecasts for a field in the U.K. and restructured

ownership and a change in commercial premises

for a
gas processing plant in Norway, partly offset by decreased ARO estimates on fields at or nearing the end of
life which were impaired in prior years.

In Asia Pacific, we recorded impairments of $ 2,384

million, including the impairment of

our APLNG
investment.

For more information, see the “APLNG”

section of Note 6—Investments, Loans and

Long-Term
Receivables.

The charges discussed below, within this section, are included in the “Exploration expenses” line on our
consolidated income statement and are not reflected

in the table above.

In our Lower 48 segment, we recorded a before-tax impairment of $
51

million for the associated carrying
value of capitalized undeveloped leasehold costs of Shenandoah in deepwater Gulf of Mexico following the
suspension of appraisal activity by the operator.

Additionally, we recorded a $
38

million before-tax
impairment for mineral assets primarily due to plan of

development changes.